Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Equity securities	$ 886,000	$ 1,191,000
Other assets	14,431,000	15,527,000
Total assets	2,762,918,000	2,309,557,000
LIABILITIES
Subordinated debentures	29,427,000	29,427,000
Total liabilities	2,412,810,000	1,979,431,000
SHAREHOLDERS’ EQUITY
Common stock	277,039,000	276,422,000
Accumulated earnings	93,048,000	67,974,000
Treasury Stock	(34,598,000)	(21,144,000)
Accumulated other comprehensive income	14,619,000	6,874,000
Total shareholders’ equity	350,108,000	330,126,000	$ 298,898,000	$ 184,461,000
Total liabilities and shareholders’ equity	2,762,918,000	2,309,557,000
CBI[Member]
ASSETS
Cash	19,446,000	24,089,000	$ 19,678,000	$ 29,908,000
Equity securities	886,000	1,191,000
Investment in bank subsidiary	344,948,000	319,714,000
Investment in nonbank subsidiaries	16,017,000	15,181,000
Other assets	1,575,000	1,683,000
Total assets	382,872,000	361,858,000
LIABILITIES
Deferred income taxes and other liabilities	3,337,000	2,305,000
Subordinated debentures	29,427,000	29,427,000
Total liabilities	32,764,000	31,732,000
SHAREHOLDERS’ EQUITY
Common stock	277,039,000	276,422,000
Accumulated earnings	93,048,000	67,974,000
Treasury Stock	(34,598,000)	(21,144,000)
Accumulated other comprehensive income	14,619,000	6,874,000
Total shareholders’ equity	350,108,000	330,126,000
Total liabilities and shareholders’ equity	$ 382,872,000	$ 361,858,000